Income Tax Expense (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)
Components of Income Tax Expense Benefit Abstract
Current income tax expense		₨ 68,947.3	$ 1,040.7	₨ 54,954.4	₨ 44,324.2
Deferred income tax (benefit) expense	[1]	(1,410.4)	(21.3)	(352.1)	(1,994.6)
Interest on income tax refund		0.0	0.0	(82.4)	(25.4)
Income tax expense		₨ 67,536.9	$ 1,019.4	₨ 54,519.9	₨ 42,304.2

[1]	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 495.6 million, Rs. 74.4 million and Rs. 2.4 million for fiscals March 31, 2014, March 31, 2015 and March 31, 2016, respectively.